UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
A) NON-CURRENT ASSETS	€ 576	€ 606		€ 1,244
Intangible assets	176	469		1,128
Property, plant and equipment	144	133		107
Non-current financial assets	4	4
Deferred tax asset	252
B) CURRENT ASSETS	96,470	104,669		17,304
Trade receivables and other current assets	7,165	5,862		1,646
Current financial assets	4,784	3,899		4,757
Cash and cash equivalents	84,521	94,908		10,901
TOTAL ASSETS (A+B)	97,046	105,275		18,548
EQUITY AND LIABILITIES
A) EQUITY	51,681	68,154		(39,925)	€ (31,333)	€ (19,350)
Equity attributable to equity holders of the Parent	51,535	68,007		(40,017)
Equity attributable to non-controlling interest	146	147		92
B) NON-CURRENT LIABILITIES	2,939	5,513		21,441
Non-current financial liabilities	1,920	5,513
Deferred tax liability	1,019
C) CURRENT LIABILITIES	42,426	31,608		37,032
Borrowings	3,990	2,984		17,777
Trade payables and other current liabilities	38,436	28,624		19,231
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 97,046	€ 105,275		€ 18,548